Mortgage Loans - Allowance for Mortgage Loan Losses (Details) - First Mortgage Lien - Commercial Real Estate Portfolio Segment - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period		$ 0.0	$ 0.7
Provision for loans not specifically identified		0.7	0.3
Allowance at end of period	$ 0.0	0.7	$ 1.0
Predecessor Company
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	8.1	$ 8.1		$ 8.1
Provision for loans not specifically identified	0.0			0.0
Allowance at end of period	$ 8.1			$ 8.1